Summary - Sterling Capital Select Equity VIF | Sterling Capital Select Equity VIF
Sterling Capital Select Equity VIF
Investment Objective
The Fund seeks capital growth, current income or both, primarily through investments in stocks.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Note also that you may be charged separate account or variable insurance contract fees, wire fees or other transaction fees by participating insurance companies. The tables and example that follow do not reflect such fees. If they had been included, the fees and expenses would have been higher. Please refer to the prospectus for the insurance company separate account for information regarding such charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Summary - Sterling Capital Select Equity VIF Sterling Capital Select Equity VIF
Maximum Sales Charge (load) on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Summary - Sterling Capital Select Equity VIF Sterling Capital Select Equity VIF
Management Fees	0.70%
Distribution and Service (12b-1) Fees
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.17%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Summary - Sterling Capital Select Equity VIF Sterling Capital Select Equity VIF	119	372	644	1,420

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Summary - Sterling Capital Select Equity VIF Sterling Capital Select Equity VIF	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.66% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of March 30, 2012 the smallest company in the S&P 500® Index had a market capitalization of $1.21 billion and the largest company had a market capitalization of $558.91 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk

The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk

The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk

The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk

Investing in foreign securities, whether directly or indirectly in the form of ADRs or similar instruments, involves risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk

The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Management Risk

The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For periods prior to May 1, 2005, fund performance information appears for the BB&T Large Cap Value Fund, a series of the Variable Insurance Funds, the predecessor fund to the Sterling Capital Select Equity VIF pursuant to a reorganization.
Annual Total Returns for years ended 12/31

Best quarter: 17.65% 09/30/09 Worst quarter: –20.48% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Summary - Sterling Capital Select Equity VIF	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Sterling Capital Select Equity VIF	Fund		(4.04%)	(5.60%)	0.89%	3.06%	Jun. 03, 1997
Sterling Capital Select Equity VIF S&P 500® Index	S&P 500® Index	(reflects no deductions for fees expenses, or taxes)	2.11%	(0.25%)	2.92%	4.58%	May 31, 1997